Leases - Schedule of Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Leases [Abstract]
Operating lease expenses	$ 11,133	$ 10,016
Finance lease expenses:
Amortization of right-of-use assets	84	0
Interest on lease liabilities	102	22
Total finance lease expenses	186	22
Variable lease expenses	3,349	2,996
Short-term lease expenses	34	205
Sublease income	0	0
Total lease expenses	$ 14,702	$ 13,239